Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2045 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Freedom 2045 Fund - Class A
Bar Chart Table:
Annual Return 2013	20.92%
Annual Return 2014	5.24%
Annual Return 2015	(1.08%)
Annual Return 2016	8.20%
Annual Return 2017	21.32%
Annual Return 2018	(8.52%)
Annual Return 2019	26.33%
Annual Return 2020	17.17%
Annual Return 2021	15.64%
Annual Return 2022	(18.54%)